General Information	12 Months Ended
Dec. 31, 2024
Disclosure of General Information [Abstract]
General Information

Note 1—General Information

Ascendis Pharma A/S, together with its subsidiaries, is a global biopharmaceutical company focused on applying its innovative TransCon technology platform to make a meaningful difference for patients. Ascendis Pharma A/S was incorporated in 2006 and is headquartered in Hellerup, Denmark. Unless the context otherwise requires, references to the “Company,” “we,” “us,” and “our,” refer to Ascendis Pharma A/S and its subsidiaries.

The address of the Company’s registered office is Tuborg Boulevard 12, DK-2900 Hellerup, Denmark. The Company’s registration number in Denmark is 29918791.

On February 2, 2015, the Company completed an initial public offering which resulted in the listing of American Depositary Shares (“ADSs”), representing the Company’s ordinary shares, under the symbol “ASND” in the United States on The Nasdaq Global Select Market.

The Company’s Board of Directors (or “Board”) approved these consolidated financial statements on February 12, 2025.